DISCONTINUED OPERATIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DISCONTINUED OPERATIONS [Line Items]
Gain from disposal of Group Buying Entities		$ (47,390,421)
(Loss)/income before income tax	$ 0	11,075,935	$ (39,546,576)
Discontinued operations	$ 0	11,075,935	(39,546,576)
Wowo Group Limited [Member]
DISCONTINUED OPERATIONS [Line Items]
Net revenues		16,832,352	30,073,452
Cost of revenues		(2,927,148)	(7,040,383)
Gross profit		13,905,204	23,033,069
Operating expenses		(50,212,995)	(62,378,258)
Loss from operations		(36,307,791)	(39,345,189)
Gain from disposal of Group Buying Entities		(47,390,421)
Interest income		1,904	6,699
Interest expense			(11,798)
Other expenses, net		(8,599)	(196,288)
(Loss)/income before income tax		11,075,935	(39,546,576)
Provision for income tax
Discontinued operations		$ 11,075,935	$ (39,546,576)